(BULL LOGO)
Merrill Lynch Investment managers


Annual Report
March 31, 2002


CMA Tax-Exempt Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the year ended March 31, 2002, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 1.76%.* As of March 31, 2002, the Fund's 7-day yield was 1.02%.


Economic Environment
Although short-term interest rates finished the 12 months ended March 31, 2002 lower than the levels of September 30, 2001, yields ended somewhat higher than their lowest levels of the period. Economic data released in the first quarter of 2002 indicated that the bottom of the current business cycle appeared to have occurred during the fourth quarter of 2001. As certain sectors of the US economy began to show improvement, investors began to push interest rates higher in anticipation of stronger growth ahead. Although Treasury bill rates edged only modestly higher, yields on longer-term securities rose more dramatically. The Federal Reserve Board, which lowered interest rates by 125 basis points (1.25%) in the first half of the period, actually moved to a neutral bias at its March 2002 meeting in response to the strengthening economy. Interest rates on the three-month US Treasury bill, which began the period at a 2.38%, fell below 1.60% briefly in mid-January before rising and closing the period at 1.78%.


Investment Strategy
Yields on short-term tax-exempt securities also ended the period lower than their levels of September 30, 2001. Demand continued to remain strong as investors maintained an overweight in cash as a safe haven from the volatile equity markets and the uncertainty in the corporate bond market. Assets of the tax-exempt money market fund industry rose from approximately $246 billion on September 30, 2001 to approximately $270 billion by March 31, 2002. Yields on variable rate demand notes averaged in the 1.15% - 1.30% range for most of the latter half of the period. Interest rates on one-year notes, which, because of strong demand, fell to as low as 1.40% by late January 2002 from the 2.15% range at the close of the last period, rose to end the period essentially unchanged from their level on September 30, 2001.



*Based on constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Over the course of the fiscal year, net assets of CMA Tax-Exempt Fund grew approximately $200 million to end the period at nearly $10.6 billion. The average portfolio maturity of the Fund was generally kept between 25 days and 50 days throughout most of the 12-month period ended March 31, 2002. Once again, the size of the Fund made it difficult to dramatically extend the maturity in a marketplace where supply was scarce. In order to offset this situation, we utilized tax-exempt commercial paper and put bonds as vehicles to lock in attractive yields and diversify our maturity schedule. Our tax-exempt commercial paper holdings increased to more than 15% of the Fund during the last 12 months. Additionally, we increased our holdings of synthetic floating rate securities, which typically offer a yield pickup over conventional floating rate issues while offering the same strong credit quality. This strategy during the course of the fiscal year helped the Fund outperform the average net yield of its peer group for the period, while offering a high credit quality portfolio and a stable net asset value.

In the coming months, we expect states and cities to increase their level of borrowing in the short-term municipal market, as the weak economy has decreased tax revenues and created budget shortfalls. Additionally, we will closely monitor economic data for indicators of when the Federal Reserve Board will begin to raise interest rates. These factors will influence us to maintain a cautious approach to the market. We will look at any rise in yields as an opportunity to extend the average portfolio maturity to the 40-day - 50-day range from its present average of 25 days.


In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



May 2, 2002


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                                                              (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Alabama--       $ 43,500   Alabama Special Care Facilities Financing Authority, Mobile Revenue
2.8%                       Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.50% due
                           11/15/2039 (d)                                                                     $   43,500
                  40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority,
                           Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B,
                           1.50% due 11/15/2039 (d)                                                               40,000
                  21,700   Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, Series A, 1.50% due 5/01/2022 (d)                                                21,700
                  17,125   Daphne, Alabama, Special Care Facilities Financing Authority Revenue
                           Bonds, FLOATS, Series 593, 1.68% due 8/15/2008 (b)(d)                                  17,125
                  13,200   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                           Refunding Bonds (Presbyterian), VRDN, Series B, 1.51% due 8/15/2023 (a)(d)             13,200
                  18,500   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, 1.50% due 6/01/2015 (d)                                                          18,500
                  28,850   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                           VRDN, 1.50% due 6/01/2015 (d)                                                          28,850
                           Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                           (Mead Corporation Project), VRDN, AMT (d):
                  24,000      1.55% due 1/01/2031                                                                 24,000
                  16,700      Series B, 1.45% due 4/01/2033                                                       16,700
                  49,000   University of Alabama, University Hospital Revenue Bonds, VRDN, Series B,
                           1.37% due 9/01/2031 (a)(d)                                                             49,000
                  20,600   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                           Project), VRDN, 1.45% due 6/01/2028 (d)                                                20,600

Arizona--0.9%     45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                           Series 83-A, 1.45% due 12/15/2018 (d)                                                  45,200
                  10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                           Bonds, VRDN, AMT, Series A, 1.55% due 3/01/2015 (d)(f)                                 10,200
                  19,000   Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                           (Arizona Public Service Company), VRDN, Series F, 1.50% due 5/01/2029 (d)              19,000
                   8,300   Pinal County, Arizona, IDA, PCR (Newmont Mining), DATES, 1.45% due
                           12/01/2009 (d)                                                                          8,300
                  15,800   University of Arizona, COP (Student Union Bookstore), VRDN, Series B,
                           1.60% due 6/01/2024 (a)(d)                                                             15,800

Arkansas--0.6%    43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                           Bonds (Baptist Health), VRDN, Series B, 1.50% due 12/01/2021 (d)(f)                    43,100
                  22,000   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A,
                           1.28% due 3/01/2007 (d)(g)                                                             22,000



Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM   Adjustable Convertible Extendible Securities
AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
COP       Certificates of Participation
CP        Commercial Paper
DATES     Daily Adjustable Tax-Exempt Securities
EDA       Economic Development Authority
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Extendible Receipt Liquidity
          Option Tender Securities
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
TAN       Tax Anticipation Notes
TAW       Tax Anticipation Warrants
TRAN      Tax Revenue Anticipation Notes
UPDATES   Unit Price Demand Adjustable Tax-Exempt
          Securities
VRDN      Variable Rate Demand Notes


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
California--    $ 65,975   California Higher Education Loan Authority Inc., Student Loan Revenue
6.7%                       Refunding Bonds, VRDN, Senior Lien, Series A-1, 2.62% due 7/01/2002 (d)           $    65,975
                  31,500   California Infrastructure and Economic Development Bank, Revenue
                           Refunding Bonds (Independent System Operation Corporation Project),
                           VRDN, Series A, 1.55% due 4/01/2008 (d)(f)                                             31,500
                           California Pollution Control Financing Authority, PCR, Refunding
                           (Pacific Gas and Electric), VRDN (d):
                  21,950      AMT, Series B, 1.65% due 11/01/2026                                                 21,950
                  23,200      Series C, 1.65% due 11/01/2026                                                      23,200
                  38,800      Series E, 1.65% due 11/01/2026                                                      38,800
                  28,500      Series F, 1.65% due 11/01/2026                                                      28,500
                           California State, CP:
                   8,300      1.25% due 4/08/2002                                                                  8,300
                  30,000      1.45% due 4/29/2002                                                                 30,000
                  20,000      1.30% due 5/09/2002                                                                 20,000
                  25,000   California State Department of Water Resources, Water Revenue Bonds,
                           CP, Series 1, 1.30% due 4/05/2002                                                      25,000
                           California State, RAN:
                 179,790      3.25% due 6/28/2002                                                                180,249
                 130,000      Series B, 2.43% due 6/28/2002                                                      130,000
                  99,700      Series C, 1.82% due 6/28/2002                                                       99,687

Colorado--1.1%    13,840   Colorado Housing and Finance Authority, Revenue Refunding Bonds, VRDN,
                           Class I, Series AA-2, 1.50% due 5/01/2031 (d)                                          13,840
                   3,500   Colorado School Mines Development Corporation Revenue Bonds, VRDN,
                           1.60% due 9/01/2026 (d)                                                                 3,500
                  24,000   Colorado Springs, Colorado, Utilities Revenue Bonds, Sub-Lien, VRDN,
                           Series A, 1.55% due 11/01/2029 (d)                                                     24,000
                  10,200   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                           Series F, 1.60% due 11/15/2025 (d)                                                     10,200
                   6,000   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN,
                           1.45% due 5/01/2013 (a)(d)                                                              6,000
                           Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
                           VRDN (d):
                   6,500      AMT, Series B, 1.60% due 4/01/2014                                                   6,500
                     800      Series A, 1.45% due 4/01/2016                                                          800
                  53,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                           VRDN, Sub-Lien, Series S-1, 1.40% due 6/01/2018 (d)                                    53,200

Connecticut--     24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.43%
0.2%                       due 11/15/2004 (d)                                                                     24,750

District of        6,300   District of Columbia, GO (General Fund Recovery), VRDN, Series B-1, 1.40%
Columbia--1.1%             due 6/01/2003 (d)                                                                       6,300
                           District of Columbia, GO, Refunding, VRDN (d):
                  17,350      MSTR, Series SGA-62, 1.55% due 6/01/2017 (a)                                        17,350
                  64,155      Series C, 1.45% due 6/01/2026 (c)                                                   64,155
                  20,000      Series D, 1.45% due 6/01/2029 (c)                                                   20,000
                   6,500   District of Columbia Water and Sewer Revenue Bonds, CP, Series B, 1.65% due
                           6/03/2002                                                                               6,500



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Florida--5.7%   $ 13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue
                           Bonds, MSTR, VRDN, Series SGA-38, 1.55% due 9/01/2021 (d)(f)                      $    13,885
                  22,140   Capital Projects Finance Authority, Florida, Revenue Bonds (Capital
                           Projects Loan Program), VRDN, Series H, 1.85% due 12/01/2030 (d)                       22,140
                  10,000   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN,
                           Series 1999-B, 1.63% due 12/01/2032 (d)                                                10,000
                   5,000   Florida State Board of Education, Capital Outlay, GO, FLOATS, Series 557,
                           1.56% due 1/01/2004 (d)                                                                 5,000
                  13,495   Florida State Department of Environmental Protection, Preservation Revenue
                           Refunding Bonds, VRDN, Series II-R-123, 1.58% due 7/01/2013 (d)(f)                     13,495
                     845   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                           1.50% due 12/01/2020 (c)(d)                                                               845
                  25,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                           Company--Gannon), VRDN, 1.45% due 5/15/2018 (d)                                        25,300
                  12,900   Hillsborough County, Florida, IDA, PCR (Tampa Electric Company Project),
                           VRDN, 1.45% due 9/01/2025 (d)                                                          12,900
                  11,930   Jacksonville, Florida, CP, 1.25% due 4/11/2002                                         11,930
                           Jacksonville, Florida, Electric Authority Revenue Bonds
                           (Electric System), VRDN (d):
                  22,200      Sub-Series A, 1.50% due 10/01/2010                                                  22,200
                  72,600      Sub-Series B, 1.50% due 10/01/2010                                                  72,600
                   9,400      Sub-Series B, 1.50% due 10/01/2030                                                   9,400
                  15,000      Sub-Series C, 1.50% due 10/01/2030                                                  15,000
                  94,700      Sub-Series F, 1.50% due 10/01/2030                                                  94,700
                   5,500   Jacksonville, Florida, Health Facilities Authority, Hospital
                           Revenue Refunding Bonds (Genesis Rehabilitation Hospital), VRDN, 1.50%
                           due 5/01/2021 (d)                                                                       5,500
                  29,000   Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 1.45%
                           due 10/01/2035 (d)                                                                     29,000
                   4,000   Martin County, Florida, PCR, Refunding (Florida Power & Light Company
                           Project), VRDN, 1.50% due 7/15/2022 (d)                                                 4,000
                  35,955   Municipal Securities Trust Certificates Revenue Bonds, VRDN, Series
                           2001-115, Class A, 1.55% due 1/15/2015 (a)(d)                                          35,955
                           Orange County, Florida, Health Facilities Authority Revenue Bonds (d):
                  16,830      FLOATS, Series 532, 1.68% due 11/15/2015 (a)                                        16,830
                  25,000      (Florida Hospital Association--Health), VRDN, Series A, 1.85% due
                              6/01/2030                                                                           25,000
                           Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities
                           Revenue Bonds, CP:
                  13,465      1.60% due 4/22/2002                                                                 13,465
                  15,500      1.65% due 4/24/2002                                                                 15,500
                  19,850   Palm Beach County, Florida, School Board COP, VRDN, Series B, 1.55% due
                           8/01/2027 (d)                                                                          19,850
                  70,000   Pinellas County, Florida, School District, GO, TAN, 3% due 6/28/2002                   70,151
                  16,900   Saint Lucie County, Florida, PCR, Refunding (Florida Power and Light
                           Company Project), VRDN, 1.55% due 9/01/2028 (d)                                        16,900
                  25,000   Saint Lucie County, Florida, Solid Waste Disposal Revenue Refunding Bonds
                           (Florida Power and Light), VRDN, AMT, Series B, 1.65% due 7/15/2024 (d)                25,000

Georgia--5.4%     30,000   Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN,
                           Series B, 1.55% due 11/01/2038 (d)(e)                                                  30,000
                           Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant--Bowen Project), VRDN (d):
                  23,100      1.50% due 3/01/2024                                                                 23,100
                  16,845      1st Series, 1.45% due 6/01/2023                                                     16,845



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Georgia         $  6,100   Burke County, Georgia, Development Authority, PCR (Georgia Power Company
(concluded)                Plant--Vogtle Project), VRDN, 2nd Series, 1.50% due 7/01/2024 (d)                 $     6,100
                           Burke County, Georgia, Development Authority, PCR, Refunding (Georgia
                           Power Company Plant--Vogtle Project), VRDN (d):
                  50,000      AMT, 1.55% due 9/01/2034                                                            50,000
                  15,770      1st Series, 1.75% due 9/01/2030                                                     15,770
                  19,500      1st Series, 1.45% due 4/01/2032                                                     19,500
                  25,800      2nd Series, 1.50% due 4/01/2025                                                     25,800
                           Burke County, Georgia, Development Authority, PCR, Refunding
                           (Oglethorpe Power Corporation), VRDN (a)(d):
                  12,685      1.50% due 1/01/2021                                                                 12,685
                  13,185      1.50% due 1/01/2022                                                                 13,185
                  11,500      Series B, 1.50% due 1/01/2020                                                       11,500
                  10,585   Eagle Tax-Exempt Trust, Georgia, GO, Series 01, Class 1001, VRDN,
                           1.58% due 11/01/2017 (d)                                                               10,585
                  15,000   Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.63%
                           due 12/01/2034 (d)                                                                     15,000
                  25,000   Gwinnett County, Georgia, Development Authority Revenue Bonds
                           (Civic & Cultural Center Project), VRDN, 1.35% due 9/01/2031 (d)                       25,000
                 195,000   Gwinnett County, Georgia, School District, Construction Sales Tax Notes,
                           GO, 2.50% due 12/27/2002                                                              196,423
                  26,300   Heard County, Georgia, Development Authority, PCR, Refunding
                           (Georgia Power Company Plant--Wansley), VRDN, 1.45% due 9/01/2029 (d)                  26,300
                           Monroe County, Georgia, Development Authority, PCR, Refunding, VRDN,
                           1st Series (d):
                   9,000      (Georgia Power Company Plant), 1.50% due 4/01/2032                                   9,000
                  42,200      (Georgia Power Company--Scherer), 1.50% due 7/01/2025                               42,200
                  15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT,
                           Series 2002-186, Class A, 1.57% due 2/25/2021 (d)(f)                                   15,995

Hawaii--0.4%       7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.58%
                           due 7/01/2011 (d)                                                                       7,930
                           Hawaii State, GO (d):
                   7,220      FLOATS, Series 605, 1.56% due 8/01/2015 (c)                                          7,220
                  28,740      VRDN, Series II-R-126, 1.58% due 1/01/2005 (b)                                      28,740

Idaho--0.4%       40,000   Idaho State, GO, TAN, 3.75% due 6/28/2002                                              40,112

Illinois--10.1%   14,285   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-31,
                           1.57% due 1/01/2009 (c)(d)                                                             14,285
                  14,550   Chicago, Illinois, GO, VRDN, Series B, 1.60% due 1/01/2012 (d)                         14,550
                  53,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN,
                           AMT, Series A, 1.55% due 1/01/2029 (d)(f)                                              53,000
                           Chicago, Illinois, O'Hare International Airport Revenue Bonds
                           (American Airlines), DATES (d):
                  29,950      Series A, 1.50% due 12/01/2017                                                      29,950
                  32,700      Series B, 1.50% due 12/01/2017                                                      32,700
                   6,000      Series D, 1.45% due 12/01/2017                                                       6,000
                   5,535   Chicago, Illinois, O'Hare International Airport Revenue Bonds
                           (General Airport Second Lien), VRDN, Series B, 1.44% due 1/01/2015 (d)                  5,535
                  14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                           Revenue Bonds (Compagnie Nationale-Air France), VRDN, AMT, 1.50% due
                           5/01/2018 (d)                                                                          14,800
                  15,000   Chicago, Illinois, Park District, TAW, Series A, 3.30% due 5/01/2002                   15,009
                  26,100   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                           1.60% due 6/01/2005 (d)                                                                26,100



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Illinois        $ 10,000   Cook County, Illinois, Capital Improvement, GO, VRDN, Series B, 1.53%
(continued)                due 11/01/2031 (d)                                                                $    10,000
                  11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01,
                           Class 1309, 1.58% due 12/01/2026 (d)                                                   11,000
                           Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Class 1301 (d):
                  14,380      Series 95, 1.58% due 1/01/2024                                                      14,380
                   9,900      Series 98, 1.58% due 1/01/2017                                                       9,900
                  30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02,
                           Class 1303, 1.58% due 11/15/2025 (d)                                                   30,000
                  14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN,
                           Series 98, Class 1306, 1.58% due 6/15/2029 (d)                                         14,355
                           Eagle Tax-Exempt Trust, Illinois, VRDN, GO (d):
                  11,000      Series 1, Class 1307, 1.58% due 11/01/2022                                          11,000
                  11,100      Series 2, Class 1302, 1.58% due 2/01/2027                                           11,100
                  27,300   Illinois Development Finance Authority Revenue Bonds (Saint Vincent
                           de Paul Project), VRDN, Series A, 1.40% due 11/15/2039 (d)                             27,300
                           Illinois Development Finance Authority, Revenue Refunding Bonds,
                           VRDN (d):
                   6,000      (Olin Corporation Project), Series A, 1.45% due 6/01/2004                            6,000
                  41,500      (Provena Health), Series B, 1.65% due 5/01/2028 (f)                                 41,500
                   5,000   Illinois Development Finance Authority, Water Facilities Revenue
                           Refunding Bonds (Illinois American Water Company), VRDN, AMT, 1.70%
                           due 3/01/2032 (d)                                                                       5,000
                           Illinois Educational Facilities Authority Revenue Bonds, VRDN, (d):
                  66,000      (The Art Institute of Chicago), 1.55% due 3/01/2034                                 66,000
                   4,900      (Chicago Historical Society), 1.50% due 12/01/2025                                   4,900
                  17,800   Illinois Educational Facilities Authority, Revenue Refunding Bonds
                           (Northwestern University), VRDN, 1.55% due 12/01/2025 (d)                              17,800
                           Illinois Health Facilities Authority Revenue Bonds:
                  37,000      (Central DuPage Health), VRDN, Series B, 1.55% due 11/01/2027 (d)                   37,000
                  42,700      (Central DuPage Health), VRDN, Series C, 1.55% due 11/01/2027 (d)                   42,700
                  16,000      (Evanston Hospital Corporation), CP, 1.95% due 9/30/2002                            16,000
                  11,200      (Northwestern Memorial Hospital), VRDN, 1.45% due 8/15/2025 (d)                     11,200
                           Illinois Health Facilities Authority Revenue Bonds, Revolving Fund,
                           Pooled, VRDN (d):
                  50,000      Series B, 1.45% due 8/01/2020                                                       50,000
                   7,000      Series F, 1.45% due 8/01/2015                                                        7,000
                           Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                  18,955      (Little Company of Mary Hospital), Series B, 1.59% due 8/15/2021 (f)                18,955
                  17,000      (Northwestern Memorial Hospital), Series A, 1.50% due 8/15/2009                     17,000
                   6,000      (Northwestern Memorial Hospital), Series B, 1.45% due 8/15/2009                      6,000
                  55,300      (Resurrection Health Care), Series A, 1.50% due 5/15/2029 (e)                       55,300
                  16,700      (Resurrection Health Care), Series B, 1.50% due 5/15/2029 (e)                       16,700
                  51,130      (University of Chicago Hospitals), 1.50% due 8/01/2026 (f)                          51,130
                  18,815   Illinois State, FLOATS, Series SG-60, 1.57% due 8/01/2019 (d)                          18,815
                  12,485   Illinois State Toll Highway Authority, Toll Highway Priority Revenue
                           Bonds, Series A, 6.375% due 1/01/2003 (b)                                              13,212
                   4,500   Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                           VRDN, AMT, Series A, 1.55% due 3/01/2006 (d)                                            4,500
                  10,000   Madison County, Illinois, Environmental Improvement Revenue Bonds
                           (Shell Wood River Project), VRDN, AMT, Series A, 1.60% due
                           3/01/2033 (d)                                                                          10,000
                           Municipal Securities Trust Certificates, GO, Refunding, VRDN,
                           Class A (c)(d):
                  25,445      AMT, Series 2000-93, 1.58% due 10/04/2012 (a)                                       25,445
                  31,615      AMT, Series 2001-157, 1.57% due 10/05/2017 (c)                                      31,615
                  32,995      Series 2000-100, 1.57% due 3/01/2019                                                32,995
                  29,085      Series 2001-145, 1.57% due 11/15/2029                                               29,085



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Illinois        $ 29,950   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT,
(concluded)                Series 2001-151, Class A, 1.58% due 6/30/2015 (a)(d)                              $    29,950
                  21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82,
                           1.57% due 6/01/2025 (d)                                                                21,350
                           Southwestern Illinois Development Authority, Solid Waste Disposal
                           Revenue Bonds (Shell Oil Company--Wood River Project), VRDN, AMT (d):
                  11,100      1.60% due 8/01/2021                                                                 11,100
                  10,600      1.60% due 4/01/2022                                                                 10,600
                   7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                           Company Project), VRDN, AMT, 1.60% due 3/01/2028 (d)                                    7,000

Indiana--3.5%      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN,
                           1.50% due 2/01/2022 (d)                                                                 5,800
                           Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                           VRDN (d):
                  83,500      (Clarian Health Obligation Group), Series C, 1.40% due 3/01/2030                    83,500
                  15,000      (Community Hospitals Project), Series A, 1.55% due 7/01/2027                        15,000
                           Indiana Health Facilities Financing Authority, Hospital Revenue
                           Refunding Bonds (Clarian Health Partners), VRDN (d):
                  46,500      Series B, 1.50% due 2/15/2026                                                       46,500
                  50,800      Series C, 1.50% due 2/15/2026                                                       50,800
                   3,450   Indiana Health Facilities Financing Authority Revenue Bonds (Capital
                           Access Designated Pool), VRDN, 1.50% due 1/01/2012 (d)                                  3,450
                           Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                           (Ascension Health Credit Group), VRDN (d):
                  43,000      Series A-1, 1.55% due 11/15/2036                                                    43,000
                  67,190      Series B, 1.50% due 11/15/2039                                                      67,190
                  36,980   Indiana Secondary Market Educational Loans Inc., Educational Loan
                           Revenue Bonds, VRDN, AMT, Series B, 1.65% due 12/01/2014 (a)(d)                        36,980
                  14,000   Indiana State Development Finance Authority, Environmental Revenue
                           Refunding and Improvement Bonds (USX Corporation Project), VRDN,
                           1.40% due 12/01/2022 (d)                                                               14,000
                   7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal, Revenue
                           Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.60%
                           due 1/01/2026 (d)                                                                       7,600

Iowa--0.3%        18,000   Iowa State School Cash Anticipation Program Warrants (Iowa School
                           Corporation), Series A, 3.75% due 6/21/2002 (e)                                        18,044
                  14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds,
                           VRDN, AMT, Series B, 1.45% due 12/01/2013 (a)(d)                                       14,500

Kansas--0.2%       9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                           (Texaco Refining and Marketing), VRDN, AMT, Series A, 1.60% due
                           8/01/2024 (d)                                                                           9,100
                  17,200   Kansas State Development Finance Authority, Health Facilities Revenue
                           Bonds (Stormont-Vail), VRDN, Series M, 1.45% due 11/15/2023 (d)(f)                     17,200

Kentucky--         5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
4.5%                       FLOATS, Series A, 1.75% due 10/01/2006 (d)                                              5,100
                           Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                           (Scott Paper Company Project), VRDN, AMT (d):
                  44,100      Series A, 1.65% due 12/01/2023                                                      44,100
                  16,300      Series A, 1.65% due 5/01/2024                                                       16,300
                  26,200      Series B, 1.65% due 12/01/2023                                                      26,200
                  21,700      Series B, 1.65% due 5/01/2024                                                       21,700
                  16,000   Jefferson County, Kentucky, Light, Gas & Electric, CP, 1.75% due
                           5/01/2002                                                                              16,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Kentucky                   Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN:
(concluded)     $ 68,000      Series A, 4% due 6/26/2002                                                     $    68,238
                  58,500      Series B, 1.368% due 6/26/2002                                                      58,500
                  70,000   Kentucky Association of Counties, Advance Revenue, Cash Flow Borrowing
                           TRAN, 3.50% due 6/28/2002                                                              70,145
                  19,455   Kentucky Economic Development Finance Authority, Hospital Facilities
                           Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 1.50%
                           due 8/15/2031 (d)(f)                                                                   19,455
                  40,000   Kentucky Interlocal School Transportation Association, COP, TRAN,
                           3.75% due 6/28/2002                                                                    40,100
                  38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                           Revenue Bonds (Toyota Motors), VRDN, AMT, 3.70% due 8/13/2006 (d)                      38,300
                   5,900   Kentucky State Property and Buildings Commission Revenue Refunding
                           Bonds, FLOATS, Series 575, 1.56% due 2/01/2017 (d)(e)                                   5,900
                  36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue
                           Bonds, FLOATS, Series 488, 1.56% due 7/01/2007 (d)(e)                                  36,475
                   4,900   Trimble County, Kentucky, PCR (Light, Gas and Electric), CP, 1.48%
                           due 5/01/2002                                                                           4,900

Louisiana--        5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
2.1%                       VRDN, 1.50% due 9/01/2023 (d)                                                           5,100
                  17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                           VRDN, AMT, 1.55% due 3/01/2025 (d)                                                     17,700
                  31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                           (Citgo Petroleum Corp.), VRDN, AMT, 1.60% due 3/01/2025 (d)                            31,500
                   2,700   East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds (Exxon
                           Project), VRDN, AMT, 1.45% due 12/01/2028 (d)                                           2,700
                  25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001,
                           Hospital Revenue Bonds (West Jefferson Medical Center), VRDN, Series B,
                           1.50% due 1/01/2028 (d)(e)                                                             25,000
                  10,000   Louisiana Local Government, Environmental Facilities, Community
                           Development Authority Revenue Bonds (LCDA Loan Financing Program),
                           VRDN, Series A, 1.85% due 6/01/2031 (d)                                                10,000
                   7,295   Louisiana Public Facilities Authority, CP, 1.30% due 4/02/2002                          7,295
                  21,845   Louisiana Public Facilities Authority Revenue Bonds (Equipment and
                           Capital Facilities Loan Program), VRDN, Series B, 1.56% due 7/01/2023 (d)              21,845
                   5,100   Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                           Refunding Bonds (First Stage A-Loop Inc.), VRDN, 1.50% due 9/01/2008 (d)                5,100
                  24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                           (BP Exploration & Oil), VRDN, AMT, 1.60% due 10/01/2024 (d)                            24,200
                   4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil
                           Company Project), VRDN, 1.50% due 6/01/2005 (d)                                         4,400
                           Saint Charles Parish, Louisiana, PCR (Shell Oil Company--Norco Project),
                           VRDN, AMT (d):
                  24,400      1.60% due 11/01/2021                                                                24,400
                  15,100      1.60% due 9/01/2023                                                                 15,100
                  21,000   Saint Charles Parish, Louisiana, PCR (Shell Oil Company Project),
                           VRDN, AMT, Series A, 1.60% due 10/01/2022 (d)                                          21,000
                   4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds
                           (Occidental Petroleum), VRDN, 1.60% due 7/01/2018 (d)                                   4,400

Maryland--0.9%    35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                           FLOATS, 1.50% due 10/14/2011 (d)                                                       35,700
                           Maryland State Community Development Administration, Department of
                           Housing and Community Development, Residential Revenue Refunding Bonds:
                  18,000      AMT, Series C, 1.65% due 12/19/2002                                                 18,000
                   4,000      Series B, 1.60% due 12/19/2002                                                       4,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Maryland        $ 21,300   Maryland State Energy Financing Administration, Solid Waste Disposal
(concluded)                Revenue Bonds (Cimenteries Project), AMT, VRDN, 1.60% due 5/01/2035 (d)           $    21,300
                  12,250   Maryland State Health and Higher Educational Facilities Authority,
                           Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series B, 1.35%
                           due 4/01/2035 (d)                                                                      12,250

Massachusetts--   10,000   Blackstone-Milville, Massachusetts, Regional School District, GO,
3.0%                       BAN, 3% due 7/15/2002                                                                  10,010
                  10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN,
                           Series 2001, Class 2101, 1.43% due 6/15/2033 (d)                                       10,000
                   9,850   Massachusetts State, GO (Central Artery), VRDN, Series A, 1.55% due
                           12/01/2030 (d)                                                                          9,850
                           Massachusetts State, GO, Refunding, VRDN (d):
                  16,600      Series A, 1.50% due 9/01/2016                                                       16,600
                  97,200      Series B, 1.45% due 8/01/2015                                                       97,200
                  10,000      Series B, 1.50% due 9/01/2016                                                       10,000
                   4,995      Series II-R-104, 1.85% due 12/01/2010                                                4,995
                  26,855   Massachusetts State Health and Educational Facilities Authority
                           Revenue Bonds (Partners Healthcare System), VRDN, Series P-1, 1.45%
                           due 7/01/2027 (d)(e)                                                                   26,855
                           Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                           VRDN (c)(d):
                  40,000      Series A, 1.20% due 8/01/2023                                                       40,000
                  19,900      Sub-Series B, 1.45% due 8/01/2037                                                   19,900
                           New England Education Loan Marketing Corporation, Massachusetts Student
                           Loan Revenue Refunding Bonds:
                  34,215      Senior Issue A, 6.50% due 9/01/2002                                                 34,787
                   7,815      Senior Issue D, 6.30% due 9/01/2002                                                  7,939
                   7,500   Springfield, Massachusetts, RAN, 2.125% due 6/21/2002                                   7,513
                  20,000   Westford, Massachusetts, GO, BAN, 3.50% due 5/16/2002                                  20,021

Michigan--1.8%     8,460   Holly, Michigan, Area School District, FLOATS, Series SG-50, 1.57%
                           due 5/01/2020 (d)                                                                       8,460
                           Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                           (Spectrum Health), VRDN (d)(f):
                  24,200      Series B, 1.40% due 1/15/2026                                                       24,200
                  16,800      Series C, 1.40% due 1/15/2026                                                       16,800
                           Michigan Municipal Bond Authority Revenue Bonds:
                   6,335      Series B-2, 3.50% due 7/01/2002                                                      6,348
                  65,000      Series C-2, 3.50% due 8/22/2002                                                     65,233
                  13,460   Michigan State Building Authority Revenue Bonds (Facilities Program),
                           CP, 1.65% due 4/17/2002                                                                13,460
                  22,000   Michigan State Hospital Authority, Revenue Refunding Bonds, MERLOTS,
                           Series K, 1.83% due 11/15/2023 (d)(f)                                                  22,000
                   9,800   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project),
                           VRDN, 1.55% due 4/15/2018 (a)(d)                                                        9,800
                  16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds
                           (Michigan State Hospital), VRDN, Series 1997-24, Class A, 1.57% due
                           12/01/2005 (d)(e)                                                                      16,505
                   4,500   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A,
                           1.45% due 12/01/2027 (d)                                                                4,500

Minnesota--                City of Rochester, Minnesota, CP:
1.7%              35,000      Series 2001-A, 1.30% due 5/14/2002                                                  35,000
                  15,000      Series 2001-C, 1.35% due 4/03/2002                                                  15,000
                  16,950      Series 2001-C, 1.25% due 5/06/2002                                                  16,950
                  46,825   Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 93-A, 1.58% due
                           8/01/2003 (d)                                                                          46,825



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Minnesota       $ 19,000   Minnesota, CP, 1.25% due 5/07/2002                                                $    19,000
(concluded)        4,585   Northern Municipal Power Agency, Minnesota, Electric System Revenue
                           Refunding Bonds, VRDN, Series II-R-32, 1.85% due 1/01/2013 (d)(e)                       4,585
                  42,000   Rochester, Minnesota, Health Care Facilities Revenue Bonds, CP,
                           Series 1992-B, 1.25% due 4/10/2002                                                     42,000

Mississippi--      7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
0.8%                       (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.60% due 12/15/2024 (d)                      7,000
                   6,000   Mississippi Business Finance Corporation, Mississippi Solid Waste
                           Disposal Revenue Bonds (Mississippi Power Company Project), VRDN, AMT,
                           1.55% due 7/01/2025 (d)                                                                 6,000
                   3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste
                           Disposal Revenue Refunding Bonds (Mississippi Power Company Project),
                           VRDN, AMT, 1.55% due 5/01/2028 (d)                                                      3,520
                           Mississippi Hospital Equipment and Facilities Authority Revenue Bonds,
                           VRDN (d):
                  20,000      (Baptist Memorial Hospital Project), 1.51% due 5/01/2021                            20,000
                  25,900      (Mississippi Baptist Medical Center), 1.63% due 7/01/2012                           25,900
                   5,800      (North Mississippi Health Services), Series 1, 1.45% due 5/15/2030                   5,800
                  13,895   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-142,
                           Class A, 1.55% due 12/08/2008 (d)(e)                                                   13,895

Missouri--1.8%     6,000   Missouri Development Finance Board, Cultural Facilities Revenue Bonds
                           (Nelson Gallery Foundation), VRDN, Series B, 1.50% due 12/01/2031 (d)(f)                6,000
                           Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                           VRDN, AMT (d):
                   7,800      Series A 1.65% due 6/01/2017                                                         7,800
                  37,200      Series B, 1.65% due 6/01/2020                                                       37,200
                           Missouri State Health and Educational Facilities Authority, Educational
                           Facilities Revenue Refunding Bonds (The Washington University), VRDN (d):
                  22,700      Series A, 1.50% due 9/01/2030                                                       22,700
                  16,800      Series B, 1.50% due 9/01/2030                                                       16,800
                   8,845   Missouri State Health and Educational Facilities Authority, Health
                           Facilities Revenue Bonds (Pooled Hospital Loan Program), VRDN, Series A,
                           1.85% due 8/01/2029 (d)                                                                 8,845
                  90,000   University of Missouri, Capital Project Notes, GO, Series FY 2001-02,
                           3.50% due 6/28/2002                                                                    90,195

Nebraska--         3,100   NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN,
0.8%                       Series C, 1.45% due 12/01/2015 (d)(f)                                                   3,100
                  50,000   Nebraska Public Power District Revenue Bonds, CP, 1.30% due 4/05/2002                  50,000
                  30,000   Omaha, Nebraska, Public Power District, CP, Series A, 1.50% due 8/08/2002              30,000

Nevada--1.8%      29,185   ABN Amro Munitops Certificates Trust, VRDN, Series 1999-15, 1.56% due
                           1/02/2008 (d)                                                                          29,185
                 151,190   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds,
                           VRDN, Series A, 1.35% due 7/01/2012 (d)(f)                                            151,190
                   6,880   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                           VRDN, AMT, Series B, 1.90% due 5/01/2028 (d)                                            6,880

New                7,415   New Hampshire State Business Finance Authority, Resource Recovery
Hampshire--                Revenue Refunding Bonds (Wheelabrator), VRDN, Series A, 1.50% due
0.1%                       1/01/2018 (d)                                                                           7,415
                   5,400   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                           Pheasant Run Project), VRDN, AMT, 1.65% due 5/01/2025 (d)                               5,400



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
New Jersey--    $ 22,000   Bayonne, New Jersey, Municipal Utilities Authority, Water Project
0.5%                       Revenue Notes, 4% due 6/28/2002                                                   $    22,036
                  10,000   Jersey City, New Jersey, GO, BAN, 2.25% due 2/28/2003                                  10,054
                  25,000   Woodbridge Township, New Jersey, GO, Refunding, BAN, 3% due 7/26/2002                  25,029

New Mexico--      23,100   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, UPDATES, 1.50%
0.5%                       due 12/01/2015 (d)                                                                     23,100
                  29,500   New Mexico State Hospital Equipment Loan, Council Revenue Refunding
                           Bonds (Catholic Health), VRDN, Series B, 1.70% due 12/01/2022 (d)                      29,500

New York--        24,700   Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN,
2.9%                       Series 98, Class 3202, 1.43% due 7/01/2023 (d)                                         24,700
                  30,000   Monroe County, New York, GO, RAN, 2.75% due 4/15/2002                                  30,010
                  10,200   New York City, New York, City Health and Hospital Corporation, Revenue
                           Refunding Bonds, Series A, 6.30% due 2/15/2003 (b)                                     10,762
                  21,500   New York City, New York, City Municipal Water Finance Authority,
                           Water and Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series
                           SGB-27, 1.43% due 6/15/2024 (d)(e)                                                     21,500
                  13,000   New York City, New York, City Transitional Finance Authority Revenue
                           Bonds, Series 4, 2.50% due 2/26/2003                                                   13,121
                 110,000   New York City, New York, GO, RAN, Series A, 3% due 4/12/2002                          110,042
                  22,000   New York State Mortgage Agency Revenue Bonds, VRDN, AMT, Series B, 2.20%
                           due 10/01/2003 (d)                                                                     22,000
                   5,500   Port Authority of New York and New Jersey, Special Obligation Revenue
                           Refunding Bonds (Versatile Structure Obligation), VRDN, Series 5, 1.55%
                           due 8/01/2024 (d)                                                                       5,500
                  11,040   Sachem, New York, Holbrook Central School District, GO, BAN, 3.125% due
                           7/24/2002                                                                              11,055
                  56,815   Triborough Bridge and Tunnel Authority, New York, Special Obligation
                           Revenue Refunding Bonds, VRDN, Series C, 1.35% due 1/01/2031 (d)(e)                    56,815

North             19,785   Chapel Hill University, North Carolina, Hospital Revenue Refunding
Carolina--1.5%             Bonds, VRDN, Series B, 1.50% due 2/15/2031 (d)                                         19,785
                  41,970   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D,
                           1.35% due 7/01/2029 (d)(f)                                                             41,970
                  32,660   Charlotte, North Carolina, Airport Revenue Refunding Bonds, VRDN,
                           Series A, 1.40% due 7/01/2016 (d)(f)                                                   32,660
                  10,000   Municipal Securities Trust Certificates, GO, VRDN, Series 2001-125,
                           Class A, 1.55% due 7/23/2015 (d)                                                       10,000
                  10,000   North Carolina Educational Facilities Finance Agency, Educational
                           Facilities Revenue Bonds (Duke University Project), VRDN, Series A,
                           1.45% due 12/01/2017 (d)                                                               10,000
                  13,670   North Carolina Medical Care Commission, Health Care Facilities Revenue
                           Bonds (Cabarrus Memorial Hospital Project), VRDN, 1.50% due 3/01/2012 (d)              13,670
                     900   North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled
                           Financing Project), VRDN, ACES, Series A, 1.40% due 10/01/2020 (d)                        900
                  25,000   North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds
                           (Baptist Hospitals Project), VRDN, 1.44% due 6/01/2030 (d)                             25,000

Ohio--1.1%                 Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Asset
                           Inc. Pooled Loan), VRDN (d):
                   6,850      2.15% due 6/01/2028                                                                  6,850
                  23,500      1.85% due 7/01/2029                                                                 23,500
                  22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                           1.58% due 2/15/2026 (d)                                                                22,275
                  10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                           VRDN, Series 95, Class 3502, 1.58% due 7/01/2015 (d)                                   10,500



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Ohio            $ 16,575   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
(concluded)                (U.S. Health Corporation), VRDN, Series A, 1.40% due 12/01/2021 (d)               $    16,575
                   1,800   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                           VRDN, Series A, 1.50% due 11/15/2022 (d)                                                1,800
                   1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                           1.25% due 12/01/2015 (d)                                                                1,865
                   7,000   Ohio State Air Quality Development Authority, Environmental Improvement
                           Revenue Bonds (Cincinnati Gas & Electric Project), VRDN, Series A, 1.45%
                           due 12/01/2015 (d)                                                                      7,000
                  12,300   Ohio State Air Quality Development Authority Revenue Bonds, VRDN,
                           Series B, 1.45% due 12/01/2015 (d)                                                     12,300
                   5,600   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                           (Cincinnati Gas and Electric), VRDN, Series A, 1.45% due 9/01/2030 (d)                  5,600
                   5,000   Ohio State, GO, FLOATS, Series 603, 1.56% due 9/15/2020 (d)(e)                          5,000

Oklahoma--        35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma
2.3%                       County Housing Preservation), VRDN, 1.63% due 1/01/2033 (d)                            35,000
                  90,775   Oklahoma Development Finance Authority Revenue Bonds (Oklahoma
                           Hospital Association), VRDN, Series A, 1.85% due 6/01/2029 (d)                         90,775
                 103,410   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris
                           Baptist), VRDN, Series B, 1.50% due 8/15/2029 (d)(f)                                  103,410
                  10,000   Rural Enterprises Inc., Oklahoma, Revenue Bonds (Governmental Financing
                           Program), VRDN, Series A, 1.85% due 10/01/2030 (d)                                     10,000

Oregon--0.5%      11,730   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-4, 1.57%
                           due 6/01/2009 (d)(f)                                                                   11,730
                  33,520   Multnomah County, Oregon, Portland School District Number 1J, GO, TRAN,
                           3.25% due 6/28/2002                                                                    33,574
                   7,330   Oregon State Health, Housing, Educational and Cultural Facilities
                           Authority Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A,
                           1.60% due 11/01/2028 (d)                                                                7,330

Pennsylvania--     2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
2.3%                       Project), VRDN, 1.50% due 12/01/2014 (d)                                                2,500
                  42,000   Dauphin County, Pennsylvania, General Authority, Revenue Refunding
                           Bonds (School District Pooled Financing Program II), VRDN, 1.55% due
                           9/01/2032 (a)(d)                                                                       42,000
                  11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                           1.50% due 12/01/2009 (d)                                                               11,100
                  32,700   Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                           Government Revenue Bonds, VRDN, Mode 1, 1.40% due 8/01/2016 (d)                        32,700
                  18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803,
                           1.58% due 5/01/2008 (d)                                                                18,735
                           Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (d):
                  24,200      1.50% due 12/01/2028 (e)                                                            24,200
                  13,200      (Pennsylvania Loan Program), Series A, 1.50% due 3/01/2030 (e)                      13,200
                   5,200      Series G, 1.55% due 3/01/2024                                                        5,200
                  12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.58%
                           due 9/15/2020 (d)                                                                      12,000
                  50,000   Pennsylvania State Higher Education Assistance Agency, Student Loan
                           Revenue Bonds, VRDN, AMT, Series A, 1.45% due 6/01/2029 (a)(d)                         50,000
                   2,500   Pennsylvania State Higher Educational Facilities Authority, Revenue
                           Refunding Bonds (Carnegie Mellon University), VRDN, Series B, 1.50% due
                           11/01/2027 (d)                                                                          2,500
                   6,000   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
                           VRDN, Series U, 1.40% due 12/01/2019 (d)                                                6,000
                  24,000   Pennsylvania State University Revenue Bonds, VRDN, Series A, 1.45% due
                           4/01/2031 (d)                                                                          24,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Rhode           $ 35,000   Rhode Island Convention Center Authority, Revenue Refunding Bonds,
Island--0.6%               VRDN, Series A, 1.55% due 5/15/2027 (d)                                           $    35,000
                  26,160   Rhode Island State and Providence Plantations, GO, FLOATS, Series
                           568, 1.56% due 9/01/2017 (d)(f)                                                        26,160

South                      Berkeley County, South Carolina, Exempt Facilities, Industrial
Carolina--                 Revenue Bonds (Amoco Chemical Company Project), AMT, VRDN (d):
1.2%              15,300      1.60% due 4/01/2027                                                                 15,300
                   5,700      1.60% due 4/01/2028                                                                  5,700
                   9,350   Berkeley County, South Carolina, Pollution Control Facilities,
                           Revenue Refunding Bonds (Amoco Chemical Company Project), VRDN,
                           1.50% due 7/01/2012 (d)                                                                 9,350
                  20,000   Charleston County, South Carolina, School District, TAN, 3% due
                           4/15/2002                                                                              20,005
                           Florence County, South Carolina, Solid Waste Disposal and Wastewater
                           Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                  35,000      1.60% due 4/01/2026                                                                 35,000
                  19,200      1.60% due 4/01/2027                                                                 19,200
                   6,000   Oconee County, South Carolina, PCR, Refunding (Duke Energy Corporation),
                           VRDN, Series A, 1.55% due 2/01/2017 (d)                                                 6,000
                           South Carolina Jobs, EDA, Economic Development Revenue Bonds (Wellman
                           Inc. Project), VRDN, AMT (d):
                   5,400      1.60% due 12/01/2010                                                                 5,400
                  12,095      1.70% due 12/01/2012                                                                12,095

South Dakota--    13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                       (Homestake Mining), VRDN, AMT, Series A, 1.50% due 7/01/2032 (d)                       13,300

Tennessee--6.7%            Blount County, Tennessee, Public Building Authority, Local Government
                           Public Improvement Revenue Bonds, VRDN (d):
                  10,000      Series A-2C, 1.50% due 6/01/2021 (a)                                                10,000
                   8,000      Series A-2E, 1.50% due 6/01/2035 (a)                                                 8,000
                  12,000      Series A-3A, 1.50% due 6/01/2026                                                    12,000
                  16,070   Blount County, Tennessee, Public Building Authority, Local Government
                           Public Improvement Revenue Refunding Bonds, VRDN, Series A-1B, 1.50%
                           due 6/01/2022 (a)(d)                                                                   16,070
                           Clarksville, Tennessee, Public Building Authority Revenue Bonds,
                           Pooled Financing (Tennessee Municipal Bond Fund), VRDN (d):
                  48,880      1.50% due 11/01/2027                                                                48,880
                  90,400      1.50% due 6/01/2029                                                                 90,400
                  26,000      1.50% due 7/01/2031                                                                 26,000
                  20,770   Knox County, Tennessee, Health, Educational and Housing Facilities
                           Board Revenue Bonds (THA Solutions Group Inc. Project), VRDN, 1.85%
                           due 5/01/2029 (d)                                                                      20,770
                           Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                  12,485      (Sub-Electric System), 1.50% due 1/15/2005                                          12,485
                  16,475      (Sub-Gas System), 1.50% due 1/15/2005                                               16,475
                  19,275      (Sub-Wastewater System), 1.50% due 1/15/2005                                        19,275
                   8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing
                           Company Project), VRDN, 1.50% due 6/01/2023 (d)                                         8,100
                   4,475   Metropolitan Government of Nashville and Davidson County, Tennessee,
                           Health and Education Facilities Board Revenue Bonds, FLOATS, Series 533,
                           1.68% due 11/15/2016 (d)                                                                4,475
                           Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                           Revenue Bonds, VRDN (d):
                  35,385      (Montgomery County Loan), 1.50% due 7/01/2019                                       35,385
                  41,640      (Tennessee County Loan Pool), 1.50% due 11/01/2027                                  41,640


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Tennessee                  Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
(concluded)                Government Public Improvement, VRDN (d):
                $  7,100      II, Series A-1, 1.50% due 6/01/2024 (a)                                        $     7,100
                   6,000      II, Series E-2, 1.50% due 6/01/2021 (a)                                              6,000
                  15,000      II, Series F-3, 1.50% due 6/01/2005 (a)                                             15,000
                  73,000      III, AMT, Series A, 1.60% due 6/01/2028 (a)                                         73,000
                  10,000      III, Series D-2, 1.50% due 6/01/2017 (a)                                            10,000
                   4,850      III, Series D-6, 1.50% due 6/01/2020 (a)                                             4,850
                  19,270      III, Series E-1, 1.50% due 6/01/2025                                                19,270
                  10,000      III, Series E-4, 1.50% due 6/01/2025                                                10,000
                   6,255      IV, Series A-4, 1.50% due 6/01/2020 (e)                                              6,255
                  21,000      IV, Series B-1, 1.50% due 6/01/2020 (e)                                             21,000
                  10,000      IV, Series B-2, 1.50% due 6/01/2019 (e)                                             10,000
                   7,000      IV, Series B-3, 1.50% due 6/01/2013 (e)                                              7,000
                   6,000      IV, Series B-4, 1.50% due 6/01/2025 (e)                                              6,000
                   4,100      IV, Series B-5, 1.50% due 6/01/2022 (e)                                              4,100
                  10,465      IV, Series B-6, 1.50% due 6/01/2020 (e)                                             10,465
                   9,665      IV, Series D-2, 1.50% due 6/01/2025 (a)                                              9,665
                   8,250      IV, Series E-1, 1.50% due 6/01/2030 (a)                                              8,250
                   6,800      IV, Series E-3, 1.50% due 6/01/2024 (a)                                              6,800
                   4,000      IV, Series E-4, 1.50% due 6/01/2020 (a)                                              4,000
                  23,700      Series IV-1, 1.50% due 6/01/2023 (e)                                                23,700
                   5,700      Series IV-2, 1.50% due 6/01/2020 (e)                                                 5,700
                   5,000      Series IV-3, 1.50% due 6/01/2025 (e)                                                 5,000
                           Shelby County, Tennessee, CP, Series 2000-A:
                  13,000      1.25% due 4/12/2002                                                                 13,000
                  38,000      1.35% due 5/01/2002                                                                 38,000
                  12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities
                           Board Revenue Bonds (Hutchison School Project), VRDN, 1.53% due
                           5/01/2026 (d)                                                                          12,000

Texas--12.3%               ABN Amro Munitops Certificates Trust, VRDN (d):
                  15,750      AMT, Series 1998-15, 1.61% due 7/05/2006 (c)                                        15,750
                   9,030      GO, Series 2001-8, 1.57% due 2/15/2007                                               9,030
                  13,500      Series 1998-22, 1.57% due 1/03/2007 (f)                                             13,500
                  29,950      Series 1999-10, 1.57% due 3/07/2007                                                 29,950
                   5,075   Aldine, Texas, Independent School District, GO, Refunding, VRDN,
                           Series II-R-158, 1.58% due 2/15/2020 (d)                                                5,075
                   7,445   Austin, Texas, Utility System Revenue Refunding Bonds, VRDN, Series
                           II-R-159, 1.58% due 5/15/2014 (d)(e)                                                    7,445
                           Bell County, Texas, Health Facilities Development Corporation,
                           Hospital Revenue Bonds (Scott & White Memorial Hospital), VRDN (d)(f):
                  17,000      Series 2001-1, 1.50% due 8/15/2031                                                  17,000
                  32,400      Series 2001-2, 1.50% due 8/15/2031                                                  32,400
                  24,600      Series B-1, 1.50% due 8/15/2029                                                     24,600
                  26,500      Series B-2, 1.50% due 8/15/2029                                                     26,500
                  13,975   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.56% due
                           8/15/2008 (d)(f)                                                                       13,975
                  10,000   Brazos River Authority, Texas, Harbor Navigational District,
                           Brazoria County Revenue Bonds (BASF Corp.), VRDN, AMT, 1.55% due
                           4/01/2032 (d)                                                                          10,000
                   8,000   Clear Creek, Texas, Independent School District, GO, Refunding, VRDN,
                           Series II-R-161, 1.58% due 2/15/2021 (d)                                                8,000
                   4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                           Incorporated Project), VRDN, AMT, 1.60% due 11/01/2008 (d)                              4,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Texas                      Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
(continued)                AMT (d)(f):
                $ 25,300      Series SGB-49, 1.58% due 11/01/2023                                            $    25,300
                   9,495      Series SGB-52, 1.59% due 11/01/2017                                                  9,495
                           Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds,
                           MSTR, VRDN (d):
                  15,785      AMT, Series SGB-46, 1.59% due 11/01/2020 (f)                                        15,785
                   6,600      Series SGB-52, 1.58% due 11/01/2015 (c)                                              6,600
                  20,000   Dallas, Texas, Area Rapid Transit Sales Tax Revenue Bonds, CP,
                           Series 2001, 1.25% due 5/01/2002                                                       20,000
                   9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                           Class 4301, 1.58% due 11/01/2005 (d)                                                    9,900
                   6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 1, Class 4310,
                           1.58% due 12/01/2026 (d)                                                                6,000
                   4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 1, Class 4311,
                           1.58% due 8/15/2026 (d)                                                                 4,915
                   5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                           Refunding Bonds (Southern Air Transport), VRDN, 1.65% due 3/01/2010 (d)                 5,300
                   7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil
                           Company Project), VRDN, AMT, 1.60% due 4/01/2028 (d)                                    7,300
                           Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo
                           Petroleum Corporation Project), VRDN, AMT (d):
                  10,200      1.60% due 5/01/2025                                                                 10,200
                   7,400      1.60% due 4/01/2026                                                                  7,400
                           Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                           Revenue Bonds, VRDN, AMT (d):
                  25,000      (American Acryl LP Project), Series B, 1.63% due 9/01/2036                          25,000
                   6,000      (Exxon Mobil Project), 1.40% due 12/01/2025                                          6,000
                   5,000      (Exxon Mobil Project), 1.45% due 6/01/2030                                           5,000
                  17,255      (Exxon Mobil Project), Series B, 1.45% due 6/01/2025                                17,255
                  28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                           Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.60%
                           due 1/01/2026 (d)                                                                      28,500
                  36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company
                           Project), VRDN, AMT, 1.60% due 6/01/2024 (d)                                           36,300
                  13,000   Harris County, Texas, CP, Series A, 1.55% due 7/23/2002                                13,000
                  17,710   Harris County, Texas, FLOATS, Series SG-45, 1.57% due 8/15/2016 (d)                    17,710
                   4,650   Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN,
                           Series E, 1.40% due 8/01/2015 (d)                                                       4,650
                  84,100   Harris County, Texas, Health Facilities Development Corporation,
                           Hospital Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1,
                           1.50% due 10/01/2029 (d)(f)                                                            84,100
                           Harris County, Texas, Health Facilities Development Corporation,
                           Hospital Revenue Refunding Bonds (Methodist Hospital), VRDN (d):
                  15,290      1.50% due 12/01/2025                                                                15,290
                   5,800      1.50% due 12/01/2026                                                                 5,800
                  10,400   Harris County, Texas, Health Facilities Development Corporation,
                           Special Facilities Revenue Bonds (Texas Medical Center Project),
                           VRDN, 1.50% due 2/15/2022 (d)(f)                                                       10,400
                   8,100   Harris County, Texas, Industrial Development Corporation, PCR
                           (Exxon Project), VRDN, AMT, 1.45% due 8/15/2027 (d)                                     8,100
                           Harris County, Texas, Industrial Development Corporation, Solid
                           Waste Disposal Revenue Bonds, VRDN, AMT (d):
                  46,100      (Deer Park Limited Partnership), Series A, 1.65% due 2/01/2023                      46,100
                  12,500      (Deer Park), Series 95-B, 1.65% due 3/01/2023                                       12,500



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Texas                      Houston, Texas, Water and Sewer, CP, Series A:
(concluded)     $ 20,000      1.20% due 4/04/2002                                                            $    20,000
                  30,000      1.45% due 5/30/2002                                                                 30,000
                   7,850   Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS,
                           Series A-128, 1.63% due 12/01/2029 (d)(f)                                               7,850
                  50,000   Katy, Texas, Independent School District, School Building, GO, VRDN,
                           1.70% due 8/15/2033 (d)                                                                50,000
                  10,395   Municipal Securities Trust Certificates, Revenue Refunding Bonds,
                           VRDN, Class A, Series 2001-134, 1.57% due 5/15/2010 (d)(e)                             10,395
                  21,450   North Central Texas, Health Facility Development Corporation Revenue
                           Bonds (Methodist Hospitals--Dallas), VRDN, Series B, 1.50% due
                           10/01/2015 (d)(f)                                                                      21,450
                           North Texas Higher Education Authority Inc., Student Loan Revenue
                           Bonds, VRDN, AMT (a)(d):
                  12,800      Series C, 1.70% due 4/01/2020                                                       12,800
                  13,700      Series F, 1.70% due 4/01/2020                                                       13,700
                           North Texas Higher Education Authority Inc., Student Loan Revenue
                           Refunding Bonds, VRDN, AMT (d):
                  26,000      1.70% due 12/01/2032                                                                26,000
                  29,000      Series A, 1.70% due 4/01/2005                                                       29,000
                   5,000      Series A, 1.70% due 4/01/2020                                                        5,000
                   3,000   North Texas Thruway Authority, Dallas, North Thruway Systems Revenue
                           Refunding Bonds, VRDN, Series II-R-166, 1.58% due 1/01/2016 (c)(d)                      3,000
                  27,000   Northside, Texas, Independent School District, School Building, GO,
                           VRDN, Series A, 3% due 8/01/2031 (d)                                                   27,099
                           Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                           Student Loan Revenue Bonds, VRDN, AMT, Series A (d):
                   9,000      1.45% due 6/01/2021                                                                  9,000
                  13,700      1.45% due 6/01/2025                                                                 13,700
                   4,700   Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                           Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 1.45%
                           due 6/01/2008 (d)                                                                       4,700
                  14,335   Port Arthur, Texas, Navigational District, Environmental Facilities
                           Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.80%
                           due 12/01/2027 (d)                                                                     14,335
                  20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation
                           Project), VRDN, AMT, 1.55% due 4/01/2033 (d)                                           20,000
                           Port Corpus Christi, Texas, Industrial Development Corporation (Citgo
                           Petroleum Corporation Project), VRDN, AMT (d):
                  19,200      Environmental Facilities Revenue Bonds, 1.60% due 8/01/2028                         19,200
                  18,800      Sewer and Solid Waste Revenue Bonds, 1.60% due 4/01/2026                            18,800
                  10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series
                           SG-51, 1.57% due 8/15/2019 (d)                                                         10,000
                   2,200   South Texas Higher Education Authority Incorporated Revenue Bonds,
                           VRDN, AMT, 1.45% due 12/01/2027 (d)(f)                                                  2,200
                  16,300   Southwest Texas, Higher Education Authority Incorporated, Revenue
                           Refunding Bonds (Southern Methodist University), VRDN, 1.50% due
                           7/01/2015 (d)                                                                          16,300
                 110,520   Texas State, TRAN, Series A-L32, 3.75% due 8/29/2002                                  111,447
                  42,750   Texas State, Water Development Board, VRDN, Series A, 1.50% due
                           3/01/2015 (d)                                                                          42,750
                  49,000   University of Texas, CP, 1.40% due 7/01/2002                                           49,000
                  28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio
                           Chemical Company Project), UPDATES, 1.50% due 12/01/2015 (d)                           28,600
                   4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid
                           Waste District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                           1.60% due 4/01/2031 (d)                                                                 4,200



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
Utah--1.5%      $ 31,000   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 1.50%
                           due 11/01/2024 (a)(d)                                                             $    31,000
                  14,500   Intermountain Power Agency, Utah, CP, Series 85E, 1.33% due 5/20/2002                  14,500
                  27,600   Salt Lake City, Utah, Revenue Bonds, Pooled (IHC Health Services, Inc.),
                           VRDN, Class A, 1.45% due 1/01/2020 (d)                                                 27,600
                  39,500   Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                           VRDN, 1.50% due 2/01/2008 (d)                                                          39,500
                  20,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                           Series C, 1.60% due 11/01/2013 (a)(d)                                                  20,000
                   9,200   Utah State, GO, Refunding, VRDN, Series A, 1.40% due 7/01/2016 (d)                      9,200
                  12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services),
                           VRDN, Series A, 1.45% due 2/15/2031 (d)                                                12,500

Virginia--1.1%             Metropolitan Washington, Airport Revenue Bonds, CP:
                  26,000      Series 2002-1, 1.50% due 5/03/2002                                                  26,000
                  20,000      Series 2002-B, 1.45% due 4/16/2002                                                  20,000
                           Norfolk, Virginia, IDA, Revenue Bonds (Sentara Health System), CP:
                  30,600      1.50% due 5/06/2002                                                                 30,600
                  35,800      1.35% due 5/09/2002                                                                 35,800
                   3,320   Virginia State, GO, Refunding, VRDN, Series II-R-170, 1.58% due
                           6/01/2015 (d)                                                                           3,320

Washington--      20,000   ABN Amro Munitops Certificates Trust, VRDN, Series 1998-16, 1.45%
4.1%                       due 10/04/2006 (d)(f)                                                                  20,000
                  11,290   Clark County, Washington, Public Utility District Number 001,
                           Electric Revenue Refunding Bonds, 4% due 1/01/2003 (a)                                 11,472
                  22,900   Clark County, Washington, Public Utility District Number 001,
                           Generating System Revenue Refunding Bonds, VRDN, Series SGA-118,
                           1.55% due 1/01/2025 (d)(e)                                                             22,900
                  10,000   King County, Washington, Sewer Revenue Bonds, VRDN, Junior Lien,
                           Series B, 1.50% due 1/01/2032 (d)                                                      10,000
                  14,810   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS,
                           Series 554, 1.56% due 7/01/2009 (c)(d)                                                 14,810
                  25,550   Seattle, Washington, Municipal Light & Power Revenue Bonds, RAN,
                           5.25% due 3/28/2003                                                                    26,438
                  30,200   Snohomish County, Washington, Public Utility District Number 001,
                           Electric Revenue Bonds (Generation System), VRDN, 1.35% due
                           1/01/2025 (d)(f)                                                                       30,200
                  14,140   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, Series 555,
                           1.56% due 12/01/2009 (c)(d)                                                            14,140
                           Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                           VRDN, AMT (d):
                   6,400      (Arbors on the Park Project), 1.65% due 10/01/2024                                   6,400
                   9,870      (Courtside Apartments Project), 1.60% due 1/01/2026                                  9,870
                  14,070   Washington State Motor Vehicle Fuel Tax, Municipal Securities Trust
                           Certificates, GO, VRDN, Series 2001-112, Class A, 1.55% due 1/07/2021 (d)              14,070
                           Washington State Public Power Supply Systems, Electric Revenue
                           Refunding Bonds, VRDN (d)(f):
                  23,500      (Project Number 2), Series 2A-1, 1.35% due 7/01/2012                                23,500
                  52,480      (Project Number 2), Series 2A-2, 1.35% due 7/01/2012                                52,480
                 125,600      (Project Number 3), Series 3-A, 1.40% due 7/01/2018                                125,600
                           Washington State Public Power Supply Systems, Revenue Refunding Bonds
                           (Nuclear Project Number 1), VRDN (d):
                  24,945      Series 1A-1, 1.50% due 7/01/2017                                                    24,945
                  25,480      Series 1A-2, 1.35% due 7/01/2017                                                    25,480



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)                                                  (IN THOUSANDS)

                   Face
State             Amount                                 Issue                                                  Value
West            $ 10,695   ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2000-12, 2%
Virginia--                 due 6/04/2008 (d)(f)                                                              $    10,695
0.3%              11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
                           (The Boc Group Inc. Project), VRDN, 1.50% due 8/01/2005 (d)                            11,220
                  13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES,
                           1.50% due 12/01/2020 (d)                                                               13,600

Wisconsin--       14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98,
1.5%                       Class 4901, 1.58% due 12/15/2026 (d)                                                   14,850
                     750   Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development,
                           VRDN, Series 94C, Class 4901, 1.58% due 9/01/2015 (d)                                     750
                   4,735   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project),
                           VRDN, AMT, 1.80% due 8/01/2009 (d)                                                      4,735
                  19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds
                           (Wisconsin Electric Power Company), VRDN, Series C, 1.70% due
                           9/01/2030 (d)                                                                          19,000
                  16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light
                           Company Project), VRDN, Series A, 1.45% due 9/01/2015 (d)                              16,000
                  14,100   University of Wisconsin, Hospital and Clinics Authority, Hospital
                           Revenue Bonds, VRDN, 1.45% due 4/01/2026 (d)(f)                                        14,100
                  75,000   Wisconsin State, Operating Revenue Notes, 3.75% due 6/17/2002                          75,209
                  15,000   Wisconsin State Petroleum Inspection Fee Revenue Bonds, CP, 1.25%
                           due 4/12/2002                                                                          15,000

Wyoming--         12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
0.5%                       1.60% due 11/01/2024 (a)(d)                                                            12,960
                   7,200   Sublette County, Wyoming, PCR (Exxon Project), VRDN, AMT, Series B,
                           1.45% due 7/01/2017 (d)                                                                 7,200
                           Sweetwater County, Wyoming, PCR, Refunding, VRDN (d):
                  13,900      (Idaho Power Company Project), Series C, 1.70% due 7/15/2026                        13,900
                  16,960      (Pacificorp Project), 1.60% due 11/01/2024 (a)                                      16,960

                           Total Investments (Cost--$10,568,814++)--100.2%                                    10,568,814
                           Liabilities in Excess of Other Assets--(0.2%)                                        (23,188)
                                                                                                             -----------
                           Net Assets--100.0%                                                                $10,545,626
                                                                                                             ===========

(a)AMBAC Insured.
(b)Prerefunded.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
(e)FSA Insured.
(f)MBIA Insured.
(g)FHLMC Collateralized.
++Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002
Assets:
Investments, at value (identified cost--$10,568,814,095)                                                 $10,568,814,095
Cash                                                                                                             153,282
Interest receivable                                                                                           41,784,721
Prepaid registration fees and other assets                                                                       503,816
                                                                                                         ---------------
Total assets                                                                                              10,611,255,914
                                                                                                         ---------------

Liabilities:
Payables:
  Securities purchased                                                                $    36,587,559
  Beneficial interest redeemed                                                             23,433,744
  Investment adviser                                                                        3,149,425
  Distributor                                                                               1,981,390         65,152,118
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           477,331
                                                                                                         ---------------
Total liabilities                                                                                             65,629,449
                                                                                                         ---------------

Net Assets                                                                                               $10,545,626,465
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $ 1,054,675,259
Paid-in capital in excess of par                                                                           9,491,112,558
Accumulated realized capital losses--net                                                                       (161,352)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 10,546,752,591 shares of
beneficial interest outstanding                                                                          $10,545,626,465
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002
Investment Income:
Interest and amortization of premium and discount earned                                                 $   240,295,556

Expenses:
Investment advisory fees                                                              $    39,627,194
Distribution fees                                                                          12,894,094
Transfer agent fees                                                                         1,380,114
Accounting services                                                                         1,136,951
Registration fees                                                                             659,421
Custodian fees                                                                                314,945
Printing and shareholder reports                                                              229,954
Professional fees                                                                             130,208
Pricing fees                                                                                   75,946
Trustees' fees and expenses                                                                    61,574
Other                                                                                          99,226
                                                                                      ---------------
Total expenses                                                                                                56,609,627
                                                                                                         ---------------
Investment income--net                                                                                       183,685,929

Realized Gain on Investments--Net                                                                                576,159
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   184,262,088
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              For the Year Ended
                                                                                                  March 31,
Increase (Decrease) in Net Assets:                                                          2002               2001
Operations:
Investment income--net                                                               $    183,685,929   $    339,160,235
Realized gain on investments--net                                                             576,159             12,762
                                                                                     ----------------   ----------------
Net increase in net assets resulting from operations                                      184,262,088        339,172,997
                                                                                     ----------------   ----------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                   (183,685,929)      (339,160,235)
                                                                                     ----------------   ----------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                       32,372,343,021     35,887,171,426
Value of shares issued to shareholders in reinvestment of dividends                       183,691,543        339,160,037
                                                                                     ----------------   ----------------
                                                                                       32,556,034,564     36,226,331,463
Cost of shares redeemed                                                              (32,390,022,350)   (36,036,097,717)
                                                                                     ----------------   ----------------
Net increase in net assets derived from beneficial interest transactions                  166,012,214        190,233,746
                                                                                     ----------------   ----------------

Net Assets:
Total increase in net assets                                                              166,588,373        190,246,508
Beginning of year                                                                      10,379,038,092     10,188,791,584
                                                                                     ----------------   ----------------
End of year                                                                          $ 10,545,626,465   $ 10,379,038,092
                                                                                     ================   ================

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                           For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                     2002         2001          2000         1999         1998
Per Share Operating Performance:
Net asset value, beginning of year                       $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
                                                         ----------   ----------   ----------   ----------    ----------
Investment income--net                                          .02          .03          .03          .03           .03
Realized gain (loss) on investments--net                       --++         --++         --++         --++          --++
                                                         ----------   ----------   ----------   ----------    ----------
Total from investment operations                                .02          .03          .03          .03           .03
                                                         ----------   ----------   ----------   ----------    ----------
Less dividends from investment income--net                    (.02)        (.03)        (.03)        (.03)         (.03)
                                                         ----------   ----------   ----------   ----------    ----------
Net asset value, end of year                             $     1.00   $     1.00   $     1.00    $    1.00     $    1.00
                                                         ==========   ==========   ==========   ==========    ==========

Total Investment Return                                       1.76%        3.51%        2.91%        2.87%         3.16%
                                                         ==========   ==========   ==========   ==========    ==========

Ratios to Average Net Assets:
Expenses                                                       .55%         .54%         .54%         .55%          .55%
                                                         ==========   ==========   ==========   ==========    ==========
Investment income--net                                        1.78%        3.46%        2.87%        2.83%         3.11%
                                                         ==========   ==========   ==========   ==========    ==========

Supplemental Data:
Net assets, end of year (in thousands)                  $10,545,626  $10,379,038  $10,188,792   $9,730,131    $9,356,705
                                                        ===========  ===========  ===========   ==========    ==========


++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; ..425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $98,047 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2002 and March 31, 2001 was as follows:


                                  3/31/2002        3/31/2001
Distributions paid from:
   Tax-exempt income             $183,685,929    $339,160,235
                                 ------------    ------------
Total distributions              $183,685,929    $339,160,235
                                 ============    ============


As of March 31, 2002, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
At March 31, 2002, the Fund had a net capital loss carryforward of approximately $72,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
May 3, 2002



CMA TAX-EXEMPT FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA Tax-Exempt Fund during its taxable year ended March 31, 2002 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.


CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                      Position(s)   Length                                                     Complex       ships
                          Held     of Time                                                   Overseen by    Held by
Name, Address & Age    with Fund    Served     Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Interested Trustee

Terry K. Glenn*         President    1999 to   Chairman, Americas Region since 2001,          127 Funds     None
800 Scudders Mill Road  and          present   and Executive Vice President since 1983     184 Portfolios
Plainsboro, NJ 08536    Trustee                of Fund Asset Management, L.P. ("FAM")
Age: 61                                        and Merrill Lynch Investment Managers,
                                               L.P. ("MLIM"); President of Merrill Lynch
                                               Mutual Funds since 1999; President of
                                               FAM Distributors, Inc. ("FAMD") since 1986
                                               and Director thereof since 1991; Executive
                                               Vice President and Director of Princeton
                                               Services, Inc. ("Princeton Services") since
                                               1993; President of Princeton Administrators,
                                               L.P. since 1988; Director of Financial Data
                                               Services, Inc., since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                      Position(s)   Length                                                     Complex       ships
                          Held     of Time                                                   Overseen by    Held by
Name, Address & Age    with Fund   Served*     Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees

Ronald W. Forbes        Trustee      1977 to   Professor Emeritus of Finance, School            46 Funds    None
1400 Washington Avenue               present   of Business, State University of New          55 Portfolios
Albany, NY 12222                               York at Albany since 2000; and
Age: 61                                        Professor thereof from 1989 to 2000.


Cynthia A. Montgomery   Trustee      1995 to   Professor, Harvard Business School               46 Funds    Unum-
Harvard Business School              present   since 1989.                                   55 Portfolios  Provident
Soldiers Field Road                                                                                         Corporation
Boston, MA 02163                                                                                            and Newell
Age: 49                                                                                                     Rubbermaid
                                                                                                            Inc.



CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                      Position(s)   Length                                                     Complex       ships
                          Held     of Time                                                   Overseen by    Held by
Name, Address & Age    with Fund   Served*     Principal Occupation(s) During Past 5 Years     Trustee      Trustee
Independent Trustees (concluded)

Charles C. Reilly       Trustee      1990 to   Self-employed financial consultant               46 Funds    None
9 Hampton Harbor Road                present   since 1990.                                   55 Portfolios
Hampton Bays, NY 11946
Age: 70


Kevin A. Ryan           Trustee      1992 to   Founder and currently Director Emeritus          46 Funds    Charter
127 Commonwealth Avenue              present   of The Boston University Center for           55 Portfolios  Education
Chestnut Hill, MA 02467                        the Advancement of Ethics and Character                      Partnership
Age: 69                                        and Director thereof from 1989 to1999;                       and the
                                               Professor from1 982 to 1999 at Boston                        Council for
                                               University.                                                  Ethical and
                                                                                                            Spiritual
                                                                                                            Education.


Roscoe S. Suddarth      Trustee      2000 to   Former President, Middle East Institute          46 Funds    None
7403 MacKenzie Court                 present   from 1995 to 2001.                            55 Portfolios
Bethesda, MD 20817
Age: 66


Richard R. West         Trustee      1978 to   Professor of Finance since 1984, and             46 Funds    Bowne & Co.,
Box 604                              present   currently Dean Emeritus of New York           55 Portfolios  Inc.; Vornado
Genoa, NV 89411                                University, Leonard N. Stern School of                       Realty Trust;
Age: 64                                        Business Administration.                                     and
                                                                                                            Alexander's
                                                                                                            Inc.


Edward D. Zinbarg       Trustee      1994 to   Self-employed financial consultant               46 Funds    None
5 Hardwell Road                      present   since 1994.                                   55 Portfolios
Short Hills, NJ 07078
Age: 67


*The Trustee's term is unlimited.


CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                        Position(s)   Length
                            Held     of Time
Name, Address & Age      with Fund   Served*     Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke           Vice         1993 to   First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011             President    present   thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton,                and          and       Services since 1999; Vice President of FAMD since 1999; Vice President
NJ 08543-9011             Treasurer    1999 to   of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since
Age: 41                                present   1990.


Kenneth A. Jacob          Senior       1989 to   First Vice President of the Adviser and MLIM since 1984.
P.O. Box 9011             Vice         present
Princeton,                President
NJ 08543-9011
Age: 50


John M. Loffredo          Senior       2001 to   First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011             Vice         present   1991 to 1997.
Princeton,                President
NJ 08543-9011
Age: 38


Peter J. Hayes            Vice         1987 to   First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011             President    present   1988 to 1997.
Princeton,                and
NJ 08543-9011             Portfolio
Age: 41                   Manager


Phillip S. Gillespie      Secretary    2001 to   First Vice President of MLIM since 2001; Director of MLIM from 1999
P.O. Box 9011                          present   to 2000; Vice President of MLIM in 1999; Attorney associated with
Princeton, NJ 08543-9011                         the Manager and FAM from 1998 to 1999; Assistant General Counsel LGT
Age: 38                                          Asset Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General
                                                 Counsel at the U.S. Securities and Exchange Commission from 1993 to
                                                 1997.


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Vincent R. Giordano, Senior Vice President of CMA Tax-Exempt
Fund, has recently retired. The Fund's Board of Trustees wishes
Mr. Giordano well in his retirement.



Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210++


++For inquiries regarding your CMA account, call (800) CMA-INFO or [(800) 262-4636.]